Equity instruments (Tables) - Equity investments	12 Months Ended
Dec. 31, 2021
Financial assets
Schedule of financial assets

	12/31/2020	12/31/2021

Classification:
Financial assets at fair value through profit or loss	1,911	2,764
Financial assets at fair value through other comprehensive income	768	799
	2,679	3,563
Type:
Shares of Mexican companies	2,679	3,563
	2,679	3,563

Financial assets at fair value through other comprehensive income category
Financial assets
Schedule of changes in financial instruments

	2019	2020	2021

Beginning balance as of January 1	535	642	768
Recognition of own equity instruments held for future equity-settled share-based payments (Note 3)	—	—	—
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	—	—	148
Valuation adjustments	107	126	(117)
Balance at year-end	642	768	799